UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02661

Name of Fund:  BlackRock Pacific Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Pacific Fund, Inc.

Schedule of Investments as of September 30, 2007 (Unaudited)                                                    (in U.S. dollars)

                                                       Shares
Country             Industry                             Held   Common Stocks                                             Value
Australia - 4.3%    Capital Markets - 0.5%          1,467,445   Macquarie Capital Alliance Group                   $    5,000,212

                    Commercial Banks - 0.9%           285,200   National Australia Bank Ltd.                           10,049,507

                    Commercial Services               379,306   Brambles Ltd.                                           4,967,884
                    & Supplies - 0.4%

                    Food & Staples Retailing -        409,300   Woolworths Ltd.                                        10,790,455
                    1.0%

                    Metals & Mining - 1.5%            176,000   Rio Tinto Ltd.                                         16,901,122

                                                                Total Common Stocks in Australia                       47,709,180


China - 7.1%        Automobiles - 3.2%             28,324,000   Denway Motors Ltd.                                     16,432,172
                                                   21,633,000   Dongfeng Motor Group Co. Ltd.                          19,006,463
                                                                                                                   --------------
                                                                                                                       35,438,635

                    Food Products - 1.1%            9,555,200   China Agri-Industries Holdings Ltd. (c)                 6,539,060
                                                    8,459,500   China Foods Ltd.                                        5,375,706
                                                                                                                   --------------
                                                                                                                       11,914,766

                    Oil, Gas & Consumable           2,704,500   China Coal Energy Co. (c)                               8,036,423
                    Fuels - 2.4%                    3,215,300   China Shenhua Energy Co. Ltd. Class H                  19,315,334
                                                                                                                   --------------
                                                                                                                       27,351,757

                    Water Utilities - 0.4%          6,463,000   Guandong Investments, Ltd.                              4,431,239

                                                                Total Common Stocks in China                           79,136,397


Hong Kong - 3.0%    Distributors - 0.6%             1,468,000   Li & Fung Ltd.                                          6,231,661

                    Industrial                      1,184,338   Hutchison Whampoa Ltd.                                 12,667,816
                    Conglomerates - 1.1%

                    Real Estate Management          2,827,400   Wharf Holdings Ltd.                                    13,893,589
                    & Development - 1.3%

                                                                Total Common Stocks in Hong Kong                       32,793,066


India - 5.8%        IT Services - 0.4%                182,000   Tata Consultancy Services Ltd.                          4,842,143

                    Independent Power Producers     1,779,400   National Thermal Power Corp. Ltd.                       8,660,885
                    & Energy Traders - 0.8%

                    Oil, Gas & Consumable             653,800   Reliance Industries Ltd.                               37,705,379
                    Fuels - 3.4%

                    Wireless Telecommunication        899,700   Reliance Communication Ventures Ltd.                   13,247,982
                    Services - 1.2%

                                                                Total Common Stocks in India                           64,456,389


Japan - 52.5%       Auto Components - 3.8%            214,000   Exedy Corp.                                             6,669,743
                                                      530,800   Futaba Industrial Co., Ltd.                            13,678,388
                                                       22,500   Mitsuba Corp.                                             148,870
                                                      499,800   Toyota Industries Corp.                                21,538,415
                                                                                                                   --------------
                                                                                                                       42,035,416

                    Automobiles - 4.3%                326,300   Honda Motor Co., Ltd.                                  10,965,203
                                                      820,000   Suzuki Motor Corp.                                     24,271,971
                                                      207,400   Toyota Motor Corp.                                     12,241,954
                                                                                                                   --------------
                                                                                                                       47,479,128

                    Building Products - 1.2%          280,000   Daikin Industries Ltd.                                 13,480,172

                    Chemicals - 8.1%                  440,200   Hitachi Chemical Co., Ltd.                              9,101,772
                                                    2,659,400   Mitsubishi Rayon Co., Ltd.                             18,846,051
                                                      422,900   Shin-Etsu Chemical Co., Ltd.                           29,232,804
                                                    2,200,000   Sumitomo Chemical Co., Ltd.                            18,865,625
                                                    4,090,300   Ube Industries Ltd.                                    14,493,119
                                                                                                                   --------------
                                                                                                                       90,539,371

                    Commercial Banks - 1.6%             2,288   Sumitomo Mitsui Financial Group, Inc.                  17,827,537

                    Construction &                    394,000   JGC Corp.                                               7,597,702
                    Engineering - 3.1%                944,100   Kandenko Co. Ltd.                                       6,032,903
                                                    1,998,000   Okumura Corp.                                          10,175,685
                                                    2,088,200   Toda Corp.                                             11,016,839
                                                                                                                   --------------
                                                                                                                       34,823,129

                    Electronic Equipment              467,900   Hoya Corp.                                             15,968,032
                    & Instruments - 2.8%              205,500   Murata Manufacturing Co., Ltd.                         14,813,390
                                                                                                                   --------------
                                                                                                                       30,781,422

                    Food & Staples                    312,100   Seven & I Holdings Co. Ltd.                             8,029,038
                    Retailing - 0.7%

                    Gas Utilities - 1.4%            3,467,000   Tokyo Gas Co., Ltd.                                    16,148,043

                    Health Care Equipment             409,400   Terumo Corp.                                           20,672,267
                    & Supplies - 1.9%

                    Household Durables - 3.0%         639,900   Daiwa House Industry Co., Ltd.                          8,350,760
                                                    1,265,000   Sekisui House Ltd.                                     15,924,694
                                                      481,000   Sharp Corp.                                             8,730,989
                                                                                                                   --------------
                                                                                                                       33,006,443

                    Insurance - 6.0%                3,759,300   Aioi Insurance Co., Ltd.                               21,862,294
                                                      655,200   Millea Holdings, Inc.                                  26,352,884
                                                    1,549,300   Mitsui Sumitomo Insurance Co., Ltd.                    18,195,322
                                                                                                                   --------------
                                                                                                                       66,410,500

                    Machinery - 1.5%                   79,000   Hisaka Works Ltd.                                       1,812,258
                                                      866,000   Tadano Ltd.                                            11,633,117
                                                      529,000   Takuma Co., Ltd.                                        3,034,963
                                                                                                                   --------------
                                                                                                                       16,480,338

                    Office Electronics - 1.8%         369,350   Canon, Inc.                                            20,161,272

                    Pharmaceuticals - 4.9%            456,100   Chugai Pharmaceutical Co., Ltd.                         7,532,509
                                                      284,600   Hisamitsu Pharmaceutical Co., Ltd.                      7,730,397
                                                      564,400   Takeda Pharmaceutical Co., Ltd.                        39,701,841
                                                                                                                   --------------
                                                                                                                       54,964,747

                    Road & Rail - 0.2%                171,000   Hitachi Transport System Ltd.                           1,976,999

                    Semiconductors & Semiconductor    103,600   Rohm Co., Ltd.                                          9,154,573
                    Equipment - 0.8%

                    Trading Companies               1,094,000   Mitsubishi Corp.                                       34,668,176
                    & Distributors - 3.8%             305,400   Mitsui & Co., Ltd.                                      7,417,978
                                                                                                                   --------------
                                                                                                                       42,086,154

                    Wireless Telecommunication            812   KDDI Corp.                                              6,022,931
                    Services - 1.6%                     7,886   NTT DoCoMo, Inc.                                       11,259,339
                                                                                                                   --------------
                                                                                                                       17,282,270

                                                                Total Common Stocks in Japan                          583,338,819


Malaysia - 0.6%     Commercial Banks - 0.6%         2,272,100   Bumiputra-Commerce Holdings Bhd                         7,134,694

                                                                Total Common Stocks in Malaysia                         7,134,694


Singapore - 3.4%    Commercial Banks - 0.4%           799,800   Oversea-Chinese Banking Corp.                           4,791,801

                    Industrial                      3,206,100   Keppel Corp. Ltd.                                      31,078,990
                    Conglomerates - 2.8%

                    Transportation                    577,000   SIA Engineering Co. Ltd.                                1,903,265
                    Infrastructure - 0.2%

                                                                Total Common Stocks in Singapore                       37,774,056


South Korea - 6.3%  Commercial Banks - 1.1%           676,400   Daegu Bank                                             12,527,295

                    Metals & Mining - 2.1%            131,996   POSCO (a)                                              23,596,925

                    Semiconductors & Semiconductor     12,100   Samsung Electronics Co., Ltd.                           7,602,163
                    Equipment - 0.7%

                    Textiles, Apparel & Luxury        235,800   Cheil Industries, Inc.                                 15,768,094
                    Goods - 1.4%

                    Wireless Telecommunication         45,300   SK Telecom Co., Ltd.                                   10,394,449
                    Services - 1.0%

                                                                Total Common Stocks in South Korea                     69,888,926


Taiwan - 3.1%       Computers & Peripherals - 0.5%    364,300   High TechComputer Corp.                                 5,341,429

                    Electronic Equipment &          3,295,079   Delta Electronics, Inc.                                12,772,407
                    Instruments - 2.6%              2,187,384   HON HAI Precision Industry Co., Ltd.                   16,488,324
                                                                                                                   --------------
                                                                                                                       29,260,731

                                                                Total Common Stocks in Taiwan                          34,602,160


Thailand - 1.2%     Oil, Gas & Consumable           1,299,300   PTT PCL                                                12,737,120
                    Fuels - 1.2%

                                                                Total Common Stocks in Thailand                        12,737,120


United Kingdom -    Diversified Financial          26,685,269   Guinness Peat Group Plc                                39,635,292
3.6%                Services - 3.6%

                                                                Total Common Stocks in the United Kingdom              39,635,292

                                                                Total Common Stocks
                                                                (Cost - $524,847,621) - 90.9%                       1,009,206,099


                                                   Beneficial
                                                     Interest   Short-Term Securities
United States - 2.9%                             $ 32,219,700   BlackRock Liquidity Series, LLC
                                                                Cash Sweep Series, 5.22% (b)(d)                        32,219,700

                                                                Total Short-Term Securities
                                                                (Cost - $32,219,700) - 2.9%                            32,219,700

                                                                Total Investments
                                                                (Cost - $557,067,321*) - 93.8%                      1,041,425,799
                                                                Other Assets Less Liabilities - 6.2%                   68,903,166
                                                                                                                   --------------
                                                                Net Assets - 100.0%                                $1,110,328,965
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $   606,532,890
                                                ===============
    Gross unrealized appreciation               $   448,263,143
    Gross unrealized depreciation                  (13,370,234)
                                                ---------------
    Net unrealized appreciation                 $   434,892,909
                                                ===============

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                Net            Interest
    Affiliate                                 Activity          Income

    BlackRock Liquidity Series, LLC         $ 2,134,725       $ 631,651
      Cash Sweep Series
    BlackRock Liquidity Series, LLC              -            $   4,239
      Money Market Series

(c) Non-income producing security.

(d) Represents the current yield as of September 30, 2007.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Pacific Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Pacific Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Pacific Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Pacific Fund, Inc.


Date: November 20, 2007